EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
Schedule of earnings per share

	Year Ended December 31,
	2019	2018	2017
Numerator:
Net income	$3,977	$13,493	$4,030

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	29,251,888	28,928,060	31,103,703
Effect of dilutive securities:
Employee stock options, warrants and RSUs	1,548,016	1,291,746	1,064,659

Denominator for diluted earnings per share - adjusted weighted average number of shares	30,799,904	30,219,806	32,168,362